Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring and Nonrecurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account(1)	1	$805,037,070	$805,017,218
Liabilities:
Private Placement Warrants(2)	2	$43,920,000	$28,240,000
Public Warrants(2)	1	110,486,250	71,041,250
__________________
(1)The fair value of the marketable securities held in Trust account approximates the carrying amount primarily due to their short-term nature.
(2)Measured at fair value on a recurring basis.
The following table summarizes, by level within the fair value hierarchy, the carrying amounts and estimated fair values of our assets and liabilities measured at fair value on a recurring basis, measured at fair value on a nonrecurring basis, or disclosed, but not carried, at fair value in the Unaudited Condensed Consolidated Balance Sheets as of the dates presented.

		March 31, 2021		December 31, 2020
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents(1)	1	$351,283	$351,283	$872,582	$872,582
Restricted cash and restricted cash equivalents(1)	1	347,284	347,284	450,846	450,846
Student loans(2)	3	2,666,793	2,666,793	2,866,459	2,866,459
Home loans(2)	3	231,903	231,903	179,689	179,689
Personal loans(2)	3	1,573,908	1,573,908	1,812,920	1,812,920
Credit card loans(1)	3	14,224	14,224	3,723	3,723
Commercial loan(1)	3	—	—	16,512	16,512
Servicing rights(2)	3	161,240	161,240	149,597	149,597
Asset-backed bonds(2)(7)	2	311,148	311,148	357,411	357,411
Residual investments(2)(7)	3	150,961	150,961	139,524	139,524
Non-securitization investments – ETFs(2)(9)	1	5,194	5,194	6,850	6,850
Non-securitization investments – other(3)	3	1,147	1,147	1,147	1,147
Derivative assets(2)(4)	1	2,248	2,248	—	—
Interest rate lock commitments(2)(5)	3	7,118	7,118	15,620	15,620
Interest rate swaps(2)(4)(6)	2	5,257	5,257	—	—
Total assets		$5,829,708	$5,829,708	$6,872,880	$6,872,880
Liabilities
Debt(1)	2	$3,827,424	$3,874,826	$4,798,925	$4,851,658
Residual interests classified as debt(2)	3	114,882	114,882	118,298	118,298
Warrant liabilities(2)(8)	3	129,879	129,879	39,959	39,959
Derivative liabilities(2)(4)	1	—	—	2,008	2,008
Interest rate swaps(2)(4)(6)	2	—	—	947	947
ETF short positions(2)(9)	1	3,667	3,667	5,241	5,241
Total liabilities		$4,075,852	$4,123,254	$4,965,378	$5,018,111
_____________________
(1)Disclosed, but not carried, at fair value. The carrying value of our debt is net of unamortized discounts and debt issuance costs. The fair values of our warehouse facility debt, revolving credit facility debt and financing arrangements assumed in the Galileo acquisition were based on market factors and credit factors specific to us. The securitization debt was valued using a discounted cash flow model, with key inputs relating to the underlying contractual coupons, terms, discount rate and expectations for defaults and prepayments. The carrying amounts of our cash and cash equivalents and restricted cash and restricted cash equivalents approximate their fair values due to the short-term maturities and highly liquid nature of these accounts.
(2)Measured at fair value on a recurring basis.
(3)Measured at fair value on a nonrecurring basis.
(4)Derivative assets and derivative liabilities classified as Level 1 are based on broker quotes in active markets and represent economic hedges of loan fair values. Gross derivative assets and liabilities included herein are subject to master netting arrangements. See Note 1 for additional information on our master netting arrangements, including the amounts netted against these gross derivative assets and liabilities.
(5)Interest rate lock commitments are classified as Level 3 because of our reliance on an assumed loan funding probability, which is based on our internal historical experience with home loans similar to those in the pipeline on the measurement date.
(6)Interest rate swaps are classified as Level 2, because these financial instruments do not trade in active markets with observable prices, but rely on observable inputs other than quoted prices. Interest rate swaps are valued using the three-month LIBOR swap yield curve, which is an observable input from an active market.
(7)These assets represent the carrying value of our holdings in VIEs wherein we were not deemed the primary beneficiary. As we do not provide financial support beyond our initial equity investment, our maximum exposure to loss as a result of our involvement with nonconsolidated VIEs is limited to the investment amount. See Note 4 for additional information.
(8)See Note 9 for additional information on our warrant liabilities, including inputs to the valuation.
(9)ETF short positions classified as Level 1 are based on quoted prices in actively traded markets and serve as an economic hedge to our non-securitization investments in exchange-traded funds.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account(1)	1	$805,017,218
Liabilities:
Private Placement Warrants(2)	2	$28,240,000
Public Warrants(2)	1	$71,041,250
__________________
(1)The fair value of the marketable securities held in Trust account approximates the carrying amount primarily due to their short-term nature.
(2)Measured at fair value on a recurring basis.

The following table summarizes, by level within the fair value hierarchy, the carrying amounts and estimated fair values of our assets and liabilities measured at fair value on a recurring basis, measured at fair value on a nonrecurring basis, or disclosed, but not carried, at fair value in the Consolidated Balance Sheets as of the dates presented.

		December 31, 2020		December 31, 2019
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents(1)	1	$872,582	$872,582	$499,486	$499,486
Restricted cash and restricted cash equivalents(1)	1	450,846	450,846	190,720	190,720
Student loans(2)	3	2,866,459	2,866,459	3,185,233	3,185,233
Home loans(2)	3	179,689	179,689	91,695	91,695
Personal loans(2)	3	1,812,920	1,812,920	2,111,030	2,111,030
Credit card loans(1)	3	3,723	3,723	—	—
Commercial loan(1)	3	16,512	16,512	—	—
Servicing rights(2)	3	149,597	149,597	201,618	201,618
Asset-backed bonds(2)(9)	2	357,411	357,411	391,072	391,072
Residual investments(2)(9)	3	139,524	139,524	262,880	262,880
Non-securitization investments – ETFs(2)(11)	1	6,850	6,850	6,851	6,851
Non-securitization investments – other(3)	3	1,147	1,147	1,950	1,950
Derivative assets(2)(4)(8)	1	—	—	1,105	1,105
Interest rate lock commitments(2)(5)	3	15,620	15,620	1,090	1,090
Total assets		$6,872,880	$6,872,880	$6,944,730	$6,944,730
Liabilities
Debt(1)	2	$4,798,925	$4,851,658	$4,688,378	$4,750,815
Residual interests classified as debt(2)	3	118,298	118,298	271,778	271,778
Warrant liabilities(2)(10)	3	39,959	39,959	19,434	19,434
Derivative liabilities(2)(6)(8)	1	2,008	2,008	396	396
Interest rate swaps(2)(7)(8)	2	947	947	145	145
ETF short positions(2)(11)	1	5,241	5,241	—	—
Total liabilities		$4,965,378	$5,018,111	$4,980,131	$5,042,568
_____________________
(1)Disclosed, but not carried, at fair value. The carrying value of our debt is net of unamortized discounts and debt issuance costs. The fair values of our warehouse facility debt, revolving credit facility debt, seller note debt and other financing arrangements assumed in the Galileo acquisition were based on market factors and credit factors specific to us. The fair value of the seller note as of December 31, 2020 was determined to approximate our carrying value due to our ability to prepay the loan without penalty and the short term maturity of the note. The securitization debt was valued using a discounted cash flow model, with key inputs relating to the underlying contractual coupons, terms, discount rate and expectations for defaults and prepayments. The carrying amounts of our cash and cash equivalents and restricted cash and restricted cash equivalents approximate their fair values due to the short-term maturities and highly liquid nature of these accounts. The fair value of our commercial loan was also determined to approximate our carrying value, as the loan was issued in the fourth quarter of 2020, was short-term in nature, and repaid in full in January 2021.
(2)Measured at fair value on a recurring basis.
(3)Measured at fair value on a nonrecurring basis.
(4)Derivative assets classified as Level 1 are based on broker quotes in active markets and represent economic hedges of loan fair values.
(5)Interest rate lock commitments are classified as Level 3 because of our reliance on an assumed loan funding probability, which is based on our internal historical experience with home loans similar to those in the pipeline on the measurement date.
(6)Derivative liabilities classified as Level 1 are based on broker quotes in active markets and consist of economic hedges of loan fair values and certain non-securitization investments.
(7)Interest rate swaps are classified as Level 2, because these financial instruments do not trade in active markets with observable prices, but rely on observable inputs other than quoted prices. Interest rate swaps are valued using the three-month LIBOR swap yield curve, which is an observable input from an active market.
(8)Gross derivative assets and liabilities included herein are subject to master netting arrangements. See Note 1 for additional information on our master netting arrangements, including the amounts netted against these gross derivative assets and liabilities.
(9)These assets represent the carrying value of our holdings in VIEs wherein we were not deemed the primary beneficiary. As we do not provide financial support beyond our initial equity investment, our maximum exposure to loss as a result of our involvement with nonconsolidated VIEs is limited to the investment amount. See Note 5 for additional information.
(10)See Note 10 for additional information on our warrant liabilities, including inputs to the valuation.
(11)ETF short positions classified as Level 1 are based on quoted prices in actively traded markets and serve as an economic hedge to our non-securitization investments in exchange-traded funds.

Schedule of Valuation Inputs and Assumptions
The following key unobservable assumptions were used in the fair value measurement of our loans as of the dates indicated:

	March 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Conditional prepayment rate	17.3% – 27.8%	19.7%	15.8% – 33.3%	18.4%
Annual default rate	0.2% – 3.5%	0.4%	0.2% – 4.9%	0.4%
Discount rate	1.5% – 7.1%	3.3%	1.1% – 7.1%	3.3%
Home loans
Conditional prepayment rate	3.8% – 11.6%	9.8%	4.4% – 17.6%	14.9%
Annual default rate	0.1% – 4.2%	0.1%	0.1% – 4.9%	0.1%
Discount rate	2.2% – 12.0%	2.4%	1.3% – 10.0%	1.6%
Personal loans
Conditional prepayment rate	15.9% – 31.6%	21.3%	14.5% – 23.2%	18.1%
Annual default rate	3.3% – 36.1%	4.1%	3.3% – 33.8%	4.2%
Discount rate	4.6% – 9.5%	5.5%	5.0% – 10.7%	6.0%
The following key unobservable inputs were used in the fair value measurement of our classes of servicing rights as of the dates presented:

	March 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Market servicing costs	0.1% – 0.2%	0.1%	0.1% – 0.2%	0.1%
Conditional prepayment rate	13.6% – 26.4%	21.0%	13.8% – 24.7%	18.7%
Annual default rate	0.2% – 4.7%	0.4%	0.2% – 4.8%	0.4%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
Home loans
Market servicing costs	0.1% – 0.1%	0.1%	0.1% – 0.1%	0.1%
Conditional prepayment rate	8.6% – 17.5%	11.1%	13.9% – 20.3%	16.5%
Annual default rate	0.1% – 0.6%	0.1%	0.1% – 0.1%	0.1%
Discount rate	9.5% – 9.5%	9.5%	10.0% – 10.0%	10.0%
Personal loans
Market servicing costs	0.2% – 0.8%	0.3%	0.2% – 0.7%	0.3%
Conditional prepayment rate	20.2% – 34.6%	24.9%	16.2% – 26.1%	19.1%
Annual default rate	3.1% – 7.7%	5.3%	3.1% – 7.5%	5.5%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
The following key inputs were used in the fair value measurement of our asset-backed bonds as of the dates indicated:

	March 31, 2021	December 31, 2020
Discount rate (range)	0.7% – 3.6%	0.8% – 4.0%
Conditional prepayment rate (range)	18.8% – 28.2%	18.8% – 21.9%
The following key unobservable inputs were used in the fair value measurements of our residual investments and residual interests classified as debt as of the dates indicated:

	March 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Residual investments
Conditional prepayment rate	19.3% – 30.6%	22.9%	18.8% – 22.3%	20.2%
Annual default rate	0.3% – 6.2%	0.6%	0.3% – 6.2%	0.7%
Discount rate	2.6% – 15.0%	4.9%	3.0% – 18.5%	6.2%
Residual interests classified as debt
Conditional prepayment rate	18.7% – 33.7%	26.3%	19.5% – 24.8%	21.4%
Annual default rate	0.4% – 6.3%	3.2%	0.4% – 6.4%	3.1%
Discount rate	7.3% – 15.0%	9.1%	8.5% – 18.0%	10.8%
Our key valuation input was as follows as of the dates indicated:

	March 31, 2021		December 31, 2020
IRLCs	Range	Weighted Average	Range	Weighted Average
Loan funding probability	64.1% – 64.1%	64.1%	54.5% – 54.5%	54.5%
The key inputs into our Black-Scholes Model valuation were as follows at inception and as of the dates indicated:

	March 31,	December 31,	Initial Measurement Assumptions
Input	2021	2020
Risk-free interest rate	0.4%	0.2%	2.1%
Expected term (years)	3.2	3.4	5.0
Expected volatility	36.6%	32.6%	25.0%
Dividend yield	—%	—%	—%
Exercise price	$15.44	$15.44	$15.44
Fair value of Series H preferred stock	$33.03	$18.43	$14.13

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	October 14, 2020 (Initial Measurement)
Risk-free interest rate	0.4%
Expected term (years)	1
Expected volatility	20.0%
Exercise price	$11.50
Fair value of Units	$10.60
The following key unobservable assumptions were used in the fair value measurement of our loans as of the dates indicated:

	December 31, 2020		December 31, 2019
	Range	Weighted Average	Range	Weighted Average
Student loans
Conditional prepayment rate	15.8% – 33.3%	18.4%	14.1% – 34.2%	18.6%
Annual default rate	0.2% – 4.9%	0.4%	0.2% – 5.7%	0.3%
Discount rate	1.1% – 7.1%	3.3%	2.5% – 6.2%	4.1%
Home loans
Conditional prepayment rate	4.4% – 17.6%	14.9%	7.1% – 11.5%	8.3%
Annual default rate	0.1% – 4.9%	0.1%	0.2% – 7.9%	0.2%
Discount rate	1.3% – 10.0%	1.6%	3.2% – 11.2%	3.5%
Personal loans
Conditional prepayment rate	14.5% – 23.2%	18.1%	12.1% – 17.4%	15.7%
Annual default rate	3.3% – 33.8%	4.2%	4.3% – 29.2%	5.5%
Discount rate	5.0% – 10.7%	6.0%	4.5% – 8.3%	6.0%
The following key unobservable inputs were used in the fair value measurement of our classes of servicing rights as of the dates presented:

	December 31, 2020		December 31, 2019
	Range	Weighted Average	Range	Weighted Average
Student loans
Market servicing costs	0.1% – 0.2%	0.1%	0.1% – 0.1%	0.1%
Conditional prepayment rate	13.8% – 24.7%	18.7%	10.3% – 39.4%	14.4%
Annual default rate	0.2% – 4.8%	0.4%	0.1% – 5.3%	0.3%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
Home loans
Market servicing costs	0.1% – 0.1%	0.1%	0.1% – 0.1%	0.1%
Conditional prepayment rate	13.9% – 20.3%	16.5%	5.9% – 10.0%	7.5%
Annual default rate	0.1% – 0.1%	0.1%	0.1% – 0.4%	0.2%
Discount rate	10.0% – 10.0%	10.0%	10.2% – 10.4%	10.3%
Personal loans
Market servicing costs	0.2% – 0.7%	0.3%	0.2% – 0.5%	0.3%
Conditional prepayment rate	16.2% – 26.1%	19.1%	15.2% – 20.2%	15.8%
Annual default rate	3.1% – 7.5%	5.5%	4.6% – 11.0%	5.8%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
The following key inputs were used in the fair value measurement of our asset-backed bonds as of the dates indicated:

	December 31,
	2020	2019
Discount rate (range)	0.8% – 4.0%	2.0% – 5.7%
Conditional prepayment rate (range)	18.8% – 21.9%	14.7% – 18.8%
The following key unobservable inputs were used in the fair value measurements of our residual investments and residual interests classified as debt as of the dates indicated:

	December 31, 2020		December 31, 2019
	Range	Weighted Average	Range	Weighted Average
Residual investments
Conditional prepayment rate	18.8% – 22.3%	20.2%	14.7% – 24.4%	16.7%
Annual default rate	0.3% – 6.2%	0.7%	0.2% – 6.7%	0.9%
Discount rate	3.0% – 18.5%	6.2%	3.9% – 13.1%	5.4%
Residual interests classified as debt
Conditional prepayment rate	19.5% – 24.8%	21.4%	14.9% – 21.5%	17.8%
Annual default rate	0.4% – 6.4%	3.1%	0.3% – 6.9%	4.1%
Discount rate	8.5% – 18.0%	10.8%	7.8% – 12.0%	10.2%
Our key valuation input was as follows as of the dates indicated:

	December 31, 2020		December 31, 2019
	Range	Weighted Average	Range	Weighted Average
IRLCs
Loan funding probability	54.5% – 54.5%	54.5%	50.0% – 50.0%	50.0%
The key inputs into our Black-Scholes Model valuation were as follows at inception and as of the dates indicated:

	December 31,		Initial Measurement Assumptions
Input	2020	2019
Risk-free interest rate	0.2%	1.7%	2.1%
Expected term (years)	3.4	4.4	5
Expected volatility	32.6%	25.0%	25.0%
Dividend yield	—%	—%	—%
Exercise price	$15.44	$15.44	$15.44
Fair value of Series H preferred stock	$18.43	$14.02	$14.13

Schedule of Sensitivity Analysis for Servicing Rights
The following table presents the estimated decrease to the fair value of our servicing rights as of the dates indicated if the key assumptions had each of the below adverse changes:

	March 31, 2021	December 31, 2020
Market servicing costs
2.5 basis points increase	$(10,096)	$(10,472)
5.0 basis points increase	(20,192)	(20,944)
Conditional prepayment rate
10% increase	$(6,624)	$(5,430)
20% increase	(13,232)	(10,230)
Annual default rate
10% increase	$(230)	$(336)
20% increase	(452)	(681)
Discount rate
100 basis points increase	$(3,480)	$(2,986)
200 basis points increase	(6,772)	(5,820)

The following table presents the estimated decrease to the fair value of our servicing rights as of the dates indicated if the key assumptions had each of the below adverse changes:

	December 31,
	2020	2019
Market servicing costs
2.5 basis points increase	$(10,472)	$(12,177)
5.0 basis points increase	(20,944)	(24,345)
Conditional prepayment rate
10% increase	$(5,430)	$(5,477)
20% increase	(10,230)	(10,591)
Annual default rate
10% increase	$(336)	$(723)
20% increase	(681)	(1,489)
Discount rate
100 basis points increase	$(2,986)	$(3,839)
200 basis points increase	(5,820)	(7,474)

Schedule of Servicing Rights at Fair Value
The following table presents the changes in the Company’s servicing rights, which are measured at fair value on a recurring basis. Servicing rights are initially measured at fair value and recognized as a component of the gain or loss from sales of loans and the initial capitalization is reported within noninterest income — loan origination and sales in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. Subsequent changes in the fair value of servicing rights are reported within noninterest income — servicing in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.

	Student Loans	Home Loans	Personal Loans	Total
Fair value as of January 1, 2021	$100,637	$23,914	$25,046	$149,597
Recognition of servicing from transfers of financial assets	33,589	6,539	6,003	46,131
Change in valuation inputs or other assumptions	(15,728)	3,329	290	(12,109)
Realization of expected cash flows and other changes	(12,160)	(1,744)	(8,475)	(22,379)
Fair value as of March 31, 2021	$106,338	$32,038	$22,864	$161,240

Fair value as of January 1, 2020	$138,582	$13,181	$49,855	$201,618
Recognition of servicing from transfers of financial assets	17,885	3,107	5,740	26,732
Derecognition of servicing via loan purchases	(221)	—	—	(221)
Change in valuation inputs or other assumptions	4,581	(957)	3,435	7,059
Realization of expected cash flows and other changes	(13,037)	(891)	(11,341)	(25,269)
Fair value as of March 31, 2020	$147,790	$14,440	$47,689	$209,919

The following table presents the changes in the Company’s servicing rights, which are measured at fair value on a recurring basis. Servicing rights are initially measured at fair value and recognized as a component of the gain or loss from sales of loans and the initial capitalization is reported within noninterest income — loan origination and sales in the Consolidated Statements of Operations and Comprehensive Income (Loss). Subsequent changes in the fair value of servicing rights are reported within noninterest income — servicing in the Consolidated Statements of Operations and Comprehensive Income (Loss).

	Student Loans	Home Loans	Personal Loans	Total
Fair value as of January 1, 2019	$122,075	$8,623	$35,007	$165,705
Recognition of servicing from transfers of financial assets	63,971	5,724	42,367	112,062
Derecognition of servicing via loan purchases	(208)	—	—	(208)
Change in valuation inputs or other assumptions	233	1,482	6,772	8,487
Realization of expected cash flows and other changes	(47,489)	(2,648)	(34,291)	(84,428)
Fair value as of December 31, 2019	$138,582	$13,181	$49,855	$201,618
Recognition of servicing from transfers of financial assets	45,637	20,440	10,515	76,592
Derecognition of servicing via loan purchases	(12,924)	—	(934)	(13,858)
Change in valuation inputs or other assumptions	(20,168)	(5,056)	7,765	(17,459)
Realization of expected cash flows and other changes	(50,490)	(4,651)	(42,155)	(97,296)
Fair value as of December 31, 2020	$100,637	$23,914	$25,046	$149,597

Schedule of Instrument-Specific Credit Risk
The change in the fair value of certain financial instruments measured at fair value using the fair value option that resulted from instrument-specific credit risk was as follows during the periods indicated:

	Three Months Ended March 31,
	2021	2020
Loans	$108,105	$157,401
Residual investments	6,160	17,675

The change in the fair value of certain financial instruments measured at fair value using the fair value option that resulted from instrument-specific credit risk was as follows during the years indicated:

	Year Ended December 31,
	2020	2019	2018
Loans	$133,294	$195,917	$342,886
Residual investments	8,127	19,102	14,760

Schedule of Changes in Residual Investments, Residual Interests and Interest Rate Lock Commitments
The following table presents the changes in our loans measured at fair value on a recurring basis:

	Student Loans	Home Loans	Personal Loans	Total
Fair value as of January 1, 2021	$2,866,459	$179,689	$1,812,920	$4,859,068
Origination of loans	1,004,685	735,604	805,689	2,545,978
Principal payments	(250,219)	(1,479)	(258,199)	(509,897)
Sales of loans	(936,160)	(677,566)	(779,441)	(2,393,167)
Purchases(1)	71	119	1,001	1,191
Change in accumulated interest	(1,249)	(35)	(2,187)	(3,471)
Change in fair value(2)	(16,794)	(4,429)	(5,875)	(27,098)
Fair value as of March 31, 2021	$2,666,793	$231,903	$1,573,908	$4,472,604

Fair value as of January 1, 2020	$3,185,233	$91,695	$2,111,030	$5,387,958
Origination of loans	2,134,506	346,808	901,694	3,383,008
Principal payments	(226,378)	(1,400)	(261,776)	(489,554)
Sales of loans	(2,256,059)	(313,042)	(777,346)	(3,346,447)
Deconsolidation of securitizations	—	—	(260,740)	(260,740)
Purchases(1)	33,367	—	1,835	35,202
Change in accumulated interest	134	16	(3,397)	(3,247)
Change in fair value(2)	(15,060)	1,891	(19,808)	(32,977)
Fair value as of March 31, 2020	$2,855,743	$125,968	$1,691,492	$4,673,203
__________________
(1) Purchases reflect unpaid principal balance and relate to previously transferred loans. Purchase activity during the three months ended March 31, 2020 included securitization clean-up calls of $33,012. The remaining purchases during the periods presented related to standard representations and warranties pursuant to our various loan sale agreements.
(2) Changes in fair value of loans are recorded in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss within noninterest income — loan origination and sales for loans held on the balance sheet prior to transfer and within noninterest income — securitizations for loans in a consolidated VIE. Changes in fair value are impacted by valuation assumption changes, as well as sales price execution and amount of time the loans are held prior to sale.
We record changes in fair value within noninterest income — securitizations in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss, a portion of which is subsequently reclassified to interest expense — securitizations and warehouses for residual interests classified as debt and to interest income — securitizations for residual investments, but does not impact the liability or asset balance, respectively.

	Residual Investments	Residual Interests Classified as Debt
Fair value as of January 1, 2021	$139,524	$118,298
Additions	26,381	—
Change in valuation inputs or other assumptions	3,497	7,951
Payments	(18,441)	(11,367)
Fair value as of March 31, 2021	$150,961	$114,882

Fair value as of January 1, 2020	$262,880	$271,778
Additions	9,408	—
Change in valuation inputs or other assumptions	(1,074)	14,936
Payments	(22,523)	(28,579)
Derecognition upon achieving true sale accounting treatment	—	(72,026)
Fair value as of March 31, 2020	$248,691	$186,109
The following table presents the changes in our IRLCs, which are measured at fair value on a recurring basis. Changes in the fair value of IRLCs are recorded within noninterest income — loan origination and sales in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.

IRLCs
Fair value as of January 1, 2021	$15,620
Revaluation adjustments	7,118
Funded loans(1)	(10,210)
Unfunded loans(1)	(5,410)
Fair value as of March 31, 2021	$7,118

Fair value as of January 1, 2020	$1,090
Revaluation adjustments	11,831
Funded loans(1)	(572)
Unfunded loans(1)	(518)
Fair value as of March 31, 2020	$11,831
___________________
(1)Funded and unfunded loan fair value adjustments represent the unpaid principal balance of funded and unfunded loans, respectively, multiplied by the IRLC price in effect at the beginning of each quarter.

The following table presents the changes in our loans measured at fair value on a recurring basis:

	Student Loans	Home Loans	Personal Loans	Total
Fair value as of January 1, 2019	$3,365,741	$42,698	$3,803,550	$7,211,989
Origination of loans	6,695,138	773,684	3,731,981	11,200,803
Principal payments	(852,019)	(1,107)	(1,677,532)	(2,530,658)
Sales of loans	(6,051,418)	(726,443)	(2,604,263)	(9,382,124)
Deconsolidation of securitizations	—	—	(1,538,620)	(1,538,620)
Purchases(1)	36,120	1,137	10,055	47,312
Additions of loans to securitizations(2)	—	—	448,470	448,470
Change in accumulated interest	(1,047)	65	(10,684)	(11,666)
Change in fair value(3)	(7,282)	1,661	(51,927)	(57,548)
Fair value as of December 31, 2019	$3,185,233	$91,695	$2,111,030	$5,387,958
Origination of loans	4,928,880	2,183,521	2,580,757	9,693,158
Principal payments	(883,761)	(2,748)	(1,015,046)	(1,901,555)
Sales of loans	(4,534,286)	(2,102,101)	(1,531,058)	(8,167,445)
Deconsolidation of securitizations	(495,507)	—	(406,687)	(902,194)
Purchases(1)	648,153	2,070	39,975	690,198
Change in accumulated interest	1,286	21	(2,379)	(1,072)
Change in fair value(3)	16,461	7,231	36,328	60,020
Fair value as of December 31, 2020	$2,866,459	$179,689	$1,812,920	$4,859,068
__________________
(1) Purchases reflect unpaid principal balance and relate to previously transferred loans. Purchase activity includes securitization clean-up calls during the years ended December 31, 2020 and 2019 of $76,044 and $31,807, respectively. Additionally, during the year ended December 31, 2020, the Company elected to purchase $606,264 of previously sold loans from certain investors. The Company was not required to buy back these loans. The remaining purchases related to standard representations and warranties pursuant to our various loan sale agreements.
(2) We consolidate certain VIEs and, prior to finalizing the related securitization transaction in certain instances, a portion of the loans transferred to the SPE are contributed by third parties.
(3) Changes in fair value of loans are recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss) within noninterest income — loan origination and sales for loans held on the balance sheet prior to transfer and within noninterest income — securitizations for loans in a consolidated VIE.
The following table presents the changes in the residual investments and residual interests classified as debt, which are both measured at fair value on a recurring basis. We record changes in fair value within noninterest income — securitizations in the Consolidated Statements of Operations and Comprehensive Income (Loss), a portion of which is subsequently reclassified to interest expense — securitizations and warehouses for residual interests classified as debt and to interest income — securitizations for residual investments, but does not impact the liability or asset balance, respectively.

	Residual Investments	Residual Interests Classified as Debt
Fair value as of January 1, 2019	$135,142	$444,846
Additions	171,061	116,906
Change in valuation inputs or other assumptions	6,384	17,157
Payments	(49,707)	(209,203)
Derecognition upon achieving true sale accounting treatment	—	(97,928)
Fair value as of December 31, 2019	$262,880	$271,778
Additions	10,708	—
Change in valuation inputs or other assumptions	9,702	38,216
Payments(1)	(96,505)	(89,978)
Transfers(2)	(47,261)	—
Derecognition upon achieving true sale accounting treatment	—	(101,718)
Fair value as of December 31, 2020	$139,524	$118,298
______________________
(1)Payments of residual investments included $8.4 million of residual investment sales made during the year ended December 31, 2020.
(2)During the year ended December 31, 2020, includes a transfer from residual investments (Level 3) to asset-backed bonds (Level 2) associated with a repackaged securitization transaction in which we formed a new VIE and, in the process, exchanged our residual interest for an asset-backed bond interest.
The following table presents the changes in our IRLCs, which are measured at fair value on a recurring basis. Changes in the fair value of IRLCs are recorded within noninterest income — loan origination and sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

IRLCs
Fair value as of January 1, 2019	$174
Revaluation adjustments	3,635
Funded loans(1)	(1,677)
Unfunded loans(1)	(1,042)
Fair value as of December 31, 2019	$1,090
Revaluation adjustments	62,528
Funded loans(1)	(27,321)
Unfunded loans(1)	(20,677)
Fair value as of December 31, 2020	$15,620
___________________
(1)Funded and unfunded loans fair value adjustments represent the unpaid principal balance of funded and unfunded loans, respectively, multiplied by the IRLC price in effect at the beginning of each quarter.